Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Cash held in banks	15,827	18,563
Short‐term investments	39,443	37,548
Cash and cash equivalents	55,270	56,111